Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2022
Document Effective Date	Mar. 31, 2022
Prospectus Date	Feb. 28, 2022
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class A
Prospectus:
Trading Symbol	MLSAX
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class C
Prospectus:
Trading Symbol	MLSCX
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class R
Prospectus:
Trading Symbol	GLSRX
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	GGUIX
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Institutional Service Class
Prospectus:
Trading Symbol	AELSX
abrdn U.S. Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	GXXAX
abrdn U.S. Sustainable Leaders Fund | Class C
Prospectus:
Trading Symbol	GXXCX
abrdn U.S. Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	GGLIX
abrdn U.S. Sustainable Leaders Fund | Institutional Service Class
Prospectus:
Trading Symbol	GXXIX